Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 6. Fair Value Measurements
The Company adopted the provisions of ASC 820,
Fair Value Measurement
(“ASC 820”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 established a fair value hierarchy that prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment, and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in an orderly market will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Investments measured and reported at fair value are classified and disclosed into one of the following categories based on the inputs as follows:
Level
 1
— Quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company has the ability to access.
Level
 2
— Pricing inputs are other than quoted prices in active markets, including, but not limited to, quoted prices for similar assets and liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level
 3
— Significant unobservable inputs are based on the best information available in the circumstances, to the extent observable inputs are not available, including the Company’s own assumptions used in determining the fair value of investments. Fair value for these investments are determined using valuation methodologies that consider a range of factors, including but not limited to the price at which the investment was acquired, the nature of the investment, local market conditions, trading values on public exchanges for comparable securities, current and projected operating performance, and financing transactions subsequent to the acquisition of the investment. The inputs into the determination of fair value require significant management judgment.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
As of March 31, 2022 and December 31, 2021, the Company has not elected the fair value option for its financial instruments, including loans held for investment, loans held for investment acquired through participation, obligations under participation agreements, secured borrowing, term loan payable, repurchase agreement payable, mortgage loan payable and revolving line of credit. Such financial instruments are carried at cost, less impairment or less net deferred costs, where applicable. Marketable securities are financial instruments that are reported at fair value.
Financial Instruments Carried at Fair Value on a Recurring Basis
From time to time, the Company may invest in short-term debt and equity securities which are classified as available-for-sale
securities, which are presented at fair value on the consolidated balance sheet. Changes in the fair value of equity securities are recognized in earnings. Changes in the fair value of debt securities are reported in other comprehensive income until the securities are realized.
The following tables present fair value measurements of marketable securities, by major class, as of March 31, 2022 and December 31, 2021, according to the fair value hierarchy:

	March 31, 2022
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Marketable Securities:
Equity securities	$510,151	$—	$—	$510,151

Total	$510,151	$—	$—	$510,151

	December 31, 2021
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Marketable Securities:
Equity securities	$1,310,000	$—	$—	$1,310,000

Total	$1,310,000	$—	$—	$1,310,000

The following table presents the activities of the marketable securities for the periods presented.

	Three Months Ended March 31,
	2022	2021
Beginning balance	$1,310,000	$1,287,500
Purchases	—	4,979,088
Proceeds from sale	(628,715)	—
Unsettled sale	(123,223)	—
Reclassification of net realized gains on marketable securities into earnings	51,133	—
Unrealized losses on marketable securities	(99,044)	(14,608)

Ending balance	$510,151	$6,251,980

Financial Instruments Not Carried at Fair Value
The following table presents the carrying value, which represents the principal amount outstanding, adjusted for the accretion of purchase discounts on loans and exit fees, and the amortization of purchase premiums on loans and origination fees, and estimated fair value of the Company’s financial instruments that are not carried at fair value on the consolidated balance sheets:

	Level	March 31, 2022			December 31, 2021
		Principal Amount	Carrying Value	Fair Value	Principal Amount	Carrying Value	Fair Value
Loans:
Loans held for investment	3	$554,631,920	$558,790,473	$544,060,026	$467,843,785	$470,988,063	$454,840,551
Loans held for investment acquired through participation	3	12,889,053	12,937,304	12,946,931	12,307,366	12,343,732	12,361,068
Allowance for loan losses		—	(13,708,777)	—	—	(13,658,481)	—

Total loans		$567,520,973	$558,019,000	$557,006,957	$480,151,151	$469,673,314	$467,201,619

Liabilities:
Term loan payable	3	$—	$—	$—	$93,763,470	$91,940,062	$94,344,595
Unsecured notes payable	1	85,125,000	82,010,107	84,239,700	85,125,000	81,856,799	85,210,125
Repurchase agreement payable	3	176,519,149	173,698,002	176,519,149	44,569,600	43,974,608	44,569,600
Obligations under participation agreements	3	57,911,481	58,587,148	57,974,834	42,048,294	42,232,027	41,475,060
Mortgage loan payable	3	31,757,725	31,963,840	31,989,884	31,962,692	32,134,295	32,192,785
Secured borrowing	3	37,371,625	37,503,542	37,508,341	34,521,104	34,586,129	34,425,029
Revolving line of credit payable	3	64,953,549	64,414,007	64,953,549	38,575,895	38,186,472	38,575,895

Total liabilities		$453,638,529	$448,176,646	$453,185,457	$370,566,055	$364,910,392	$370,793,089

The Company estimated that its other financial assets and liabilities, not included in the tables above, had fair values that approximated their carrying values at both March 31, 2022 and December 31, 2021 due to their short-term nature.
Valuation Process for Fair Value Measurement
The fair value of the Company’s investment in equity securities and its unsecured notes payable is determined based on quoted prices in an active market and is classified as Level 1 of the fair value hierarchy.

Market quotations are not readily available for the Company’s real estate-related loan investments, all of which are included in Level 3 of the fair value hierarchy, and therefore these investments are valued utilizing a yield approach,
i.e.
a discounted cash flow methodology to arrive at an estimate of the fair value of each respective investment in the portfolio using an estimated market yield. In following this methodology, investments are evaluated individually, and management takes into account, in determining the risk-adjusted discount rate for each of the Company’s investments, relevant factors, which may include available current market data on applicable yields of comparable debt/preferred equity instruments; market credit spreads and yield curves; the investment’s yield; covenants of the investment, including prepayment provisions; the portfolio company’s ability to make payments, net operating income and debt-service coverage ratio; construction progress reports and construction budget analysis; the nature, quality and realizable value of any collateral (and loan-to-value
ratio); the forces that influence the local markets in which the asset (the collateral) is purchased and sold, such as capitalization rates, occupancy rates, rental rates and replacement costs; and the anticipated duration of each real estate-related loan investment.
The Manager designates a valuation committee to oversee the entire valuation process of the Company’s Level 3 loans. The valuation committee is comprised of members of the Manager’s senior management, deal and portfolio management teams, who meet on a quarterly basis, or more frequently as needed, to review the Company investments being valued as well as the inputs used in the proprietary valuation model. Valuations determined by the valuation committee are supported by pertinent data and, in addition to a proprietary valuation model, are based on market data, industry accepted third-party valuation models and discount rates or other methods the valuation committee deems to be appropriate. Because there is no readily available market for these investments, the fair values of these investments are approved in good faith by the Manager pursuant to the Company’s valuation policy.
The fair values of the Company’s mortgage loan payable, secured borrowing, term loan payable and revolving line of credit are determined by discounting the contractual cash flows at the interest rate the Company estimates such arrangements would bear if executed in the current market.
The following table summarizes the valuation techniques and significant unobservable inputs used by the Company to value the Level 3 loans as of March 31, 2022 and December 31, 2021. The tables are not intended to be all-inclusive,
but instead identify the significant unobservable inputs relevant to the determination of fair values.

	Fair Value at March 31, 2022	Primary Valuation Technique	Unobservable Inputs	March 31, 2022
Asset Category				Minimum	Maximum	Weighted Average
Assets:
Loans held for investment, net	$544,060,026	Discounted cash flow	Discount rate	4.14%	15.00%	8.30%
Loans held for investment acquired through participation, net	12,946,931	Discounted cash flow	Discount rate	8.45%	15.00%	12.33%

Total Level 3 Assets	$557,006,957

Liabilities:
Repurchase agreement payable	176,519,149	Discounted cash flow	Discount rate	1.90%	3.12%	2.54%
Obligations under participation agreements	57,974,834	Discounted cash flow	Discount rate	14.60%	15.00%	14.83%
Mortgage loan payable	31,989,884	Discounted cash flow	Discount rate	6.08%	6.08%	6.08%
Secured borrowing	37,508,341	Discounted cash flow	Discount rate	5.89%	5.89%	5.89%
Revolving line of credit	64,953,549	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%

Total Level 3 Liabilities	$368,945,757

	Fair Value at December 31, 2021	Primary Valuation Technique	Unobservable Inputs	December 31, 2021
Asset Category				Minimum	Maximum	Weighted Average
Assets:
Loans held for investment, net	$454,840,551	Discounted cash flow	Discount rate	3.89%	15.00%	8.11%
Loans held for investment acquired through participation, net	12,361,068	Discounted cash flow	Discount rate	8.25%	15.00%	12.33%

Total Level 3 Assets	$467,201,619

Liabilities:
Term loan payable	$94,344,595	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%
Repurchase agreement payable	44,569,600	Discounted cash flow	Discount rate	2.45%	2.74%	2.57%
Obligations under participation agreements	41,475,060	Discounted cash flow	Discount rate	12.37%	15.00%	14.31%
Mortgage loan payable	32,192,785	Discounted cash flow	Discount rate	6.08%	6.08%	6.08%
Secured borrowing	34,425,029	Discounted cash flow	Discount rate	6.64%	6.64%	6.64%
Revolving line of credit	38,575,895	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%

Total Level 3 Liabilities	$285,582,964

Note 7. Fair Value Measurements
The Company adopted the provisions of ASC 820,
Fair Value Measurement
(“ASC 820”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 established a fair value hierarchy that prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment, and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in an orderly market will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Investments measured and reported at fair value are classified and disclosed into one of the following categories based on the inputs as follows:
Level
 1
— Quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company has the ability to access.
Level
 2
— Pricing inputs are other than quoted prices in active markets, including, but not limited to, quoted prices for similar assets and liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level
 3
— Significant unobservable inputs are based on the best information available in the circumstances, to the extent observable inputs are not available, including the Company’s own assumptions used in determining the fair value of investments. Fair value for these investments are determined using valuation methodologies that consider a range of factors, including but not limited to the price at which the investment was acquired, the nature of the investment, local market conditions, trading values on public exchanges for comparable securities, current and projected operating performance, and financing transactions subsequent to the acquisition of the investment. The inputs into the determination of fair value require significant management judgment.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
As of December 31, 2021 and 2020, the Company has not elected the fair value option for its financial instruments, including loans held for investment, loans held for investment acquired through participation, obligations under participation agreements, secured borrowing, term loan payable, repurchase agreement payable, mortgage loan payable and revolving line of credit. Such financial instruments are carried at cost, less impairment or less net deferred costs, where applicable. Marketable securities are financial instruments that are reported at fair value.
Financial Instruments Carried at Fair Value on a Recurring Basis
From time to time, the Company may invest in short-term debt and equity securities which are classified as available-for-sale
securities, which are presented at fair value on the consolidated balance sheet. Changes in the fair value of equity securities are recognized in earnings. Changes in the fair value of debt securities are reported in other comprehensive income until the securities are realized.

The following tables present fair value measurements of marketable securities, by major class, as of December 31, 2021 and 2020, according to the fair value hierarchy:

	December 31, 2021
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Marketable Securities:
Equity securities	$1,310,000	$—	$—	$1,310,000

Total	$1,310,000	$—	$—	$1,310,000

	December 31, 2020
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Marketable Securities:
Equity securities	$1,287,500	$—	$—	$1,287,500

Total	$1,287,500	$—	$—	$1,287,500

The following table presents the activities of the marketable securities for the periods presented.

	Years Ended December 31,
	2021	2020
Beginning balance	$1,287,500	$—
Purchases	6,479,148	6,039,567
Proceeds from sale	(6,608,396)	(6,023,723)
Reclassification of net realized gains on marketable securities into earnings	129,248	1,160,162
Unrealized gains on marketable securities	22,500	111,494

Ending balance	$1,310,000	$1,287,500

Financial Instruments Not Carried at Fair Value
The following table presents the carrying value, which represents the principal amount outstanding, adjusted for the accretion of purchase discounts on loans and exit fees, and the amortization of purchase premiums on loans and origination fees, and estimated fair value of the Company’s financial instruments that are not carried at fair value on the consolidated balance sheets:

		December 31, 2021			December 31, 2020
	Level	Principal Amount	Carrying Value	Fair Value	Principal Amount	Carrying Value	Fair Value
Loans:
Loans held for investment	3	$467,843,785	$470,988,063	$454,840,551	$419,924,758	$421,725,220	$415,113,225
Loans held for investment acquired through participation	3	12,307,366	12,343,732	12,361,068	4,250,000	4,294,053	4,293,969
Allowance for loan losses		—	(13,658,481)	—	—	(3,738,758)	—

Total loans		$480,151,151	$469,673,314	$467,201,619	$424,174,758	$422,280,515	$419,407,194

Liabilities:
Term loan payable	3	$93,763,470	$91,940,062	$94,344,595	$107,584,451	$105,245,801	$107,248,555
Unsecured notes payable	1	85,125,000	81,856,799	85,210,125	—	—	—
Repurchase agreement payable	3	44,569,600	43,974,608	44,569,600	—	—	—
Obligations under participation agreements	3	42,048,294	42,232,027	41,475,060	71,266,303	71,581,897	70,693,207
Mortgage loan payable	3	31,962,692	32,134,295	32,192,785	44,020,225	44,117,293	44,348,689
Secured borrowing	3	34,521,104	34,586,129	34,425,029	18,281,848	18,187,663	17,037,032
Revolving line of credit payable	3	38,575,895	38,186,472	38,575,895	—	—	—

Total liabilities		$370,566,055	$364,910,392	$370,793,089	$241,152,827	$239,132,654	$239,327,483

The Company estimated that its other financial assets and liabilities, not included in the tables above, had fair values that approximated their carrying values at both December 31, 2021 and 2020 due to their short-term nature.
Valuation Process for Fair Value Measurement
The fair value of the Company’s investment in equity securities and its unsecured notes payable is determined based on quoted prices in an active market and is classified as Level 1 of the fair value hierarchy.
Market quotations are not readily available for the Company’s real estate-related loan investments, all of which are included in Level 3 of the fair value hierarchy, and therefore these investments are valued utilizing a yield approach,
i.e.
a discounted cash flow methodology to arrive at an estimate of the fair value of each respective investment in the portfolio using an estimated market yield. In following this methodology, investments are evaluated individually, and management takes into account, in determining the risk-adjusted discount rate for each of the Company’s investments, relevant factors, which may include available current market data on applicable yields of comparable debt/preferred equity instruments; market credit spreads and yield curves; the investment’s yield; covenants of the investment, including prepayment provisions; the portfolio company’s ability to make payments, net operating income and debt-service coverage ratio; construction progress reports and construction budget analysis; the nature, quality and realizable value of any collateral (and loan-to-value
ratio); the forces that influence the local markets in which the asset (the collateral) is purchased and sold, such as capitalization rates, occupancy rates, rental rates and replacement costs; and the anticipated duration of each real estate-related loan investment.

The Manager designates a valuation committee to oversee the entire valuation process of the Company’s Level 3 loans. The valuation committee is comprised of members of the Manager’s senior management, deal and portfolio management teams, who meet on a quarterly basis, or more frequently as needed, to review the Company investments being valued as well as the inputs used in the proprietary valuation model. Valuations determined by the valuation committee are supported by pertinent data and, in addition to a proprietary valuation model, are based on market data, industry accepted third-party valuation models and discount rates or other methods the valuation committee deems to be appropriate. Because there is no readily available market for these investments, the fair values of these investments are approved in good faith by the Manager pursuant to the Company’s valuation policy.
The fair values of the Company’s mortgage loan payable, secured borrowing, term loan payable and revolving line of credit are determined by discounting the contractual cash flows at the interest rate the Company estimates such arrangements would bear if executed in the current market.
The following table summarizes the valuation techniques and significant unobservable inputs used by the Company to value the Level 3 loans as of December 31, 2021 and 2020. The tables are not intended to be all-inclusive,
but instead identify the significant unobservable inputs relevant to the determination of fair values.

	Fair Value at December 31, 2021	Primary Valuation Technique	Unobservable Inputs	December 31, 2021
Asset Category				Minimum	Maximum	Weighted Average
Assets:
Loans held for investment, net	$454,840,551	Discounted cash flow	Discount rate	3.89%	15.00%	8.11%
Loans held for investment acquired through participation, net	12,361,068	Discounted cash flow	Discount rate	8.25%	15.00%	12.33%

Total Level 3 Assets	$467,201,619

Liabilities:
Term loan payable	$94,344,595	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%
Repurchase agreement payable	44,569,600	Discounted cash flow	Discount rate	2.45%	2.74%	2.57%
Obligations under participation agreements	41,475,060	Discounted cash flow	Discount rate	12.37%	15.00%	14.31%
Mortgage loan payable	32,192,785	Discounted cash flow	Discount rate	6.08%	6.08%	6.08%
Secured borrowing	34,425,029	Discounted cash flow	Discount rate	6.64%	6.64%	6.64%
Revolving line of credit	38,575,895	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%

Total Level 3 Liabilities	$285,582,964

	Fair Value at December 31, 2020	Primary Valuation Technique	Unobservable Inputs	December 31, 2020
Asset Category				Minimum	Maximum	Weighted Average
Assets:
Loans held for investment, net	$415,113,225	Discounted cash flow	Discount rate	5.29%	20.05%	10.38%
Loans held for investment acquired through participation, net	4,293,969	Discounted cash flow	Discount rate	12.89%	12.89%	12.89%

Total Level 3 Assets	$419,407,194

Liabilities:
Term loan payable	$107,248,555	Discounted cash flow	Discount rate	5.25%	5.25%	5.25%
Obligations under participation agreements	70,693,207	Discounted cash flow	Discount rate	9.75%	20.05%	12.58%
Mortgage loan payable	44,348,689	Discounted cash flow	Discount rate	6.08%	6.08%	6.08%
Secured borrowing	17,037,032	Discounted cash flow	Discount rate	11.25%	11.25%	11.25%

Total Level 3 Liabilities	$239,327,483